Financial Instruments - Impact of Changes in Fair Value of Fair Value Hedges and Not Designated as Hedging Instruments on Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense | Fair Value Hedges | Interest rate derivatives
Fair Value Hedges
Interest rate derivatives, fair value hedges	$ 31	$ 9	$ (12)
Other, Net | Foreign exchange contracts | Derivatives not designated as hedging instruments
Not Designated as Hedges
Foreign exchange contracts, not designated as hedges	$ (73)	$ 68	$ (3)